Basis of Preparation	6 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation

Statement of compliance

These unaudited condensed consolidated interim financial statements as of June 30, 2025, and for the six months ended June 30, 2025, have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2024.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Company believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with IFRS Accounting Standards as issued by International Accounting Standards Board (IFRS Accounting Standards), have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2024, was derived from the audited consolidated financial statements. The unaudited interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on August 27, 2025.

Functional and presentation currency

These condensed consolidated interim financial statements are presented in US dollars (“US$” or “$”), which is the Company’s functional currency and the Company’s presentation currency.

Foreign currency transactions

Items included in the financial statements of Company entities are measured using the currency of the primary economic environment in which the entity operates. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are generally recognized in profit or loss. If they are attributable to part of the net investment in a foreign operation, they are recognized in Other Comprehensive Income (“OCI”) until the net investment is disposed of, at which time the cumulative amount is reclassified to profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not re-translated.

Foreign operations

Assets and liabilities of Company entities whose functional currency is other than US$ are included in the consolidation by translating the assets and liabilities into the presentation currency at the exchange rates applicable at the end of the reporting period. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions).

Foreign currency translation differences are recognized in OCI and presented in the foreign currency translation reserve in equity. When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

Closing exchange rates for the most significant foreign currencies relative to US$:

		Geographical	Reporting	June 30,	December 31,	June 30,	January 1,
Currency		area	entities	2025	2024	2024	2024
US$	Dollar	United States	2	1.0000	1.0000	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.2609	1.1016	1.1125	1.1880
EUR	Euro	Europe	1	1.1783	1.0355	1.0722	1.0943

Average exchange rates for the year for the most significant foreign currencies relative to US$:

				Six months ended
		Geographical	Reporting	June 30,	June 30,
Currency		area	entities	2025	2024
US$	Dollar	United States	2	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.1598	1.1245
EUR	Euro	Europe	1	1.0919	1.0814

Significant accounting policies

The accounting policies applied by the Company in these unaudited condensed consolidated interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2024 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Company

Amendments to IAS 21	Lack of exchangeability

The application of these new standards, amendments to standards and interpretations did not have a material impact on the financial statements of the Company.

Associates

Where the Company has the power to participate in (but not control) the financial and operating policy decisions of another entity, it is classified as an associate. Associates are initially recognized in the consolidated statement of financial position at cost. An investment in an associate that represents the retained interest in a former subsidiary is recognized at its fair value at the date when control is lost. Subsequently associates are accounted for using the equity method, where the Company’s share of post-acquisition profits and losses and OCI is recognized in the consolidated statement of profit and loss and other comprehensive income (except for losses in excess of the Company’s investment in the associate unless there is an obligation to make good on those losses).

Going concern

The Company expects its research and development expenses to remain significant as it continues to develop its RNA delivery platforms and advance or initiate the pre-clinical and clinical development of its product candidates. It also expects to continue to incur additional costs associated with operating as a public company. To the extent that the Company will be unable to generate sufficient cash proceeds from the planned divestiture or partnering of its legacy assets or other partnering activities, it will need substantial additional financing to meet these funding requirements. Additional funds may not be available on a timely basis, on favorable terms, or at all, and such funds, if raised, may not be sufficient to enable it to continue to implement its long-term business strategy. If the Company is unable to raise capital when needed, it could be forced to delay, reduce or eliminate its research and development programs, which could materially harm its business, prospects, financial condition and operating results. This could then result in bankruptcy, or the liquidation of the Company. These factors raise substantial doubt about its ability to continue as a going concern.

The Company’s Board of Directors has considered the cash flow forecasts and the funding requirements of the business and continues to explore and pursue various funding opportunities, including loans or convertible loans, the partial spin-off of the Company’s RNA delivery business (which would subsequently become independently funded), divestitures of legacy assets, and licensing revenues. Based on currently available information and data, the Board of Directors considers it feasible to generate $2.8 to $3.5 million in funding within 12 months from the reporting date. At the date of issuing these financial statements, such plans have not yet been fully realized.

 The Company’s assumptions may prove to be wrong, and the Company may have to use its capital resources sooner than it currently expects. As is often the case with drug development companies, the ability of the consolidated entity to continue its activities as a going concern is dependent upon it completing the spin-off of a majority of the RNA delivery business, deriving sufficient cash from licensing and partnering activities, and from other sources of revenue such as grant funding. To the extent that the Company will be unable to generate sufficient cash proceeds from these sources, it may need substantial additional financing to meet its funding requirements. While Management and the Board of Directors continue to apply best efforts to evaluate available options, there is no guarantee that any transaction can be realized or that such transaction would generate sufficient funds to finance operations for twelve months from the issuance of these financial statements.

The financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The lack of a going concern assessment may negatively affect the valuation of the Company’s investments in its subsidiaries and result in a revaluation of these holdings. The Company’s Board of Directors will need to consider the interests of the Company’s creditors and take appropriate action to restructure the business if it appears that the Company is insolvent or likely to become insolvent.